T. ROWE PRICE U.S. Large-Cap Core Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 5.8%
Interactive Media & Services 4.8%
Alphabet, Class C (1) 4,658,398 614,210
614,210
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 916,387 128,340
128,340
Total Communication Services 742,550
CONSUMER DISCRETIONARY 8.2%
Broadline Retail 3.9%
Amazon.com (1) 3,918,390 498,106
498,106
Hotels, Restaurants & Leisure 2.7%
Booking Holdings (1) 40,991 126,414
Hilton Worldwide Holdings  646,028 97,021
McDonald's  474,549 125,015
348,450
Specialty Retail 1.6%
O'Reilly Automotive (1) 120,454 109,476
Ulta Beauty (1) 247,862 99,008
208,484
Total Consumer Discretionary 1,055,040
CONSUMER STAPLES 9.2%
Beverages 1.1%
Coca-Cola  2,473,408 138,461
138,461
Consumer Staples Distribution & Retail 1.9%
Target  792,374 87,613
Walmart  971,305 155,341
242,954
Food Products 3.0%
Hershey  725,898 145,238
Kraft Heinz  2,283,578 76,819
Mondelez International, Class A  2,345,758 162,796
384,853
Household Products 2.3%
Colgate-Palmolive  1,660,745 118,095

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  1,224,680 178,632
296,727
Personal Care Products 0.9%
Kenvue  5,405,199 108,536
108,536
Total Consumer Staples 1,171,531
ENERGY 5.1%
Energy Equipment & Services 2.5%
Halliburton  3,718,333 150,593
Schlumberger  2,997,880 174,776
325,369
Oil, Gas & Consumable Fuels 2.6%
Diamondback Energy  442,475 68,530
EQT  3,494,922 141,824
Williams  3,575,766 120,468
330,822
Total Energy 656,191
FINANCIALS 13.1%
Banks 2.6%
Bank of America  5,346,608 146,390
JPMorgan Chase  1,318,308 191,181
337,571
Capital Markets 2.9%
Cboe Global Markets  656,965 102,624
Goldman Sachs Group  328,506 106,295
LPL Financial Holdings  657,943 156,360
365,279
Financial Services 2.7%
Visa, Class A  1,475,946 339,482
339,482
Insurance 4.9%
Allstate  928,595 103,455
Chubb  587,337 122,272
Hartford Financial Services Group  1,064,279 75,468
MetLife  2,351,046 147,904
Progressive  1,233,757 171,862
620,961
Total Financials 1,663,293

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 15.7%
Biotechnology 3.1%
Amgen  423,759 113,890
Regeneron Pharmaceuticals (1) 166,898 137,350
Vertex Pharmaceuticals (1) 410,969 142,910
394,150
Health Care Equipment & Supplies 0.7%
STERIS  424,071 93,050
93,050
Health Care Providers & Services 6.6%
Cencora  937,856 168,786
Elevance Health  453,568 197,492
Molina Healthcare (1) 421,009 138,045
Quest Diagnostics  893,690 108,905
UnitedHealth Group  453,398 228,599
841,827
Life Sciences Tools & Services 2.7%
Agilent Technologies  696,960 77,934
Thermo Fisher Scientific  520,220 263,320
341,254
Pharmaceuticals 2.6%
Eli Lilly  317,155 170,354
Merck  1,580,643 162,727
333,081
Total Health Care 2,003,362
INDUSTRIALS & BUSINESS SERVICES 12.4%
Aerospace & Defense 1.3%
General Dynamics  742,863 164,150
164,150
Building Products 1.0%
Carrier Global  2,285,098 126,137
126,137
Electrical Equipment 1.1%
AMETEK  958,248 141,591
141,591
Ground Transportation 2.3%
CSX  5,586,949 171,799
Old Dominion Freight Line  297,172 121,585
293,384

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.2%
Honeywell International  838,585 154,920
154,920
Machinery 3.0%
Cummins  764,880 174,745
IDEX  472,767 98,345
Westinghouse Air Brake Technologies  1,096,049 116,477
389,567
Professional Services 2.5%
Booz Allen Hamilton Holding  1,089,135 119,010
Broadridge Financial Solutions  603,113 107,987
Verisk Analytics  384,471 90,828
317,825
Total Industrials & Business Services 1,587,574
INFORMATION TECHNOLOGY 25.6%
Electronic Equipment, Instruments & Components 1.2%
Amphenol, Class A  1,896,292 159,270
159,270
IT Services 0.7%
Accenture, Class A  310,849 95,465
95,465
Semiconductors & Semiconductor Equipment 10.7%
Analog Devices  768,826 134,614
Applied Materials  1,357,117 187,893
Broadcom  104,307 86,635
KLA  364,254 167,069
Micron Technology  2,167,727 147,470
NVIDIA  1,090,491 474,353
NXP Semiconductors  891,690 178,266
1,376,300
Software 8.0%
Cadence Design Systems (1) 496,297 116,282
Microsoft  2,891,727 913,063
1,029,345
Technology Hardware, Storage & Peripherals 5.0%
Apple  3,768,416 645,191
645,191
Total Information Technology 3,305,571

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 1.8%
Chemicals 1.0%
Linde  340,745 126,876
126,876
Metals & Mining 0.8%
Southern Copper  1,317,329 99,182
99,182
Total Materials 226,058
REAL ESTATE 1.6%
Residential Reits 0.7%
Equity LifeStyle Properties, REIT  1,457,498 92,857
92,857
Specialized Real Estate Investment Trusts 0.9%
Public Storage, REIT  412,429 108,683
108,683
Total Real Estate 201,540
UTILITIES 1.0%
Electric Utilities 1.0%
Constellation Energy  1,201,940 131,108
Total Utilities 131,108
Total Common Stocks (Cost $11,349,142) 12,743,818
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (2)(3) 68,078,992 68,079
Total Short-Term Investments (Cost $68,079) 68,079
Total Investments in Securities 100.0%
(Cost $11,417,221) $ 12,811,897
Other Assets Less Liabilities (0.0)% (2,951)
Net Assets 100.0% $ 12,808,946
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 2,639++
Totals $ —# $ — $ 2,639+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 21,404  ¤  ¤ $ 68,079
Total $ 68,079^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,639 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $68,079.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Large-Cap Core Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE U.S. Large-Cap Core Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F190-054Q3 09/23